J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, New York 10017

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Corporation”)
on behalf of the JPMorgan Mid Cap Value Fund
File Nos. 811-08189 and 333-25803

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses for the Class A, Class B, Class C, Select Class and Institutional Class Shares and the Statement of Additional Information for the JPMorgan Mid Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 32 (Amendment No. 33 under the Investment Company Act of 1940) filed electronically on October 25, 2012.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary